Income Tax and Deferred Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ 7,335	$ 1,972,562	$ (3,387,940)
Income tax of movements in cash flow hedge transactions	50,924,221	(39,826,484)	109,882,227
Total income tax relating to components of other comprehensive income	$ 50,931,556	$ (37,853,922)	$ 106,494,287